SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Assets	$ 89,498	$ 64,219
Dealer software and technology services operations
Disclosure of operating segments [line items]
Assets	38,187	20,376
Engineered components manufacturing
Disclosure of operating segments [line items]
Assets	22,606	16,380
Industrials
Disclosure of operating segments [line items]
Assets	28,112	27,315
Corporate and other
Disclosure of operating segments [line items]
Assets	$ 593	$ 148